Stock Compensation Plans And Other Employee Benefit Plans (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Stock Compensation Plans And Other Employee Benefit Plans [Abstract]
Outstanding at beginning of the period	2,040,701		2,156,209		2,388,174
Stock Options, Granted	221,003		86,865		54,500
Stock Options, Exercised	(85,706)		(159,637)		(213,012)
Stock Options, Forfeited or canceled	(111,464)		(42,736)		(73,453)
Outstanding at end of the period	2,064,534		2,040,701		2,156,209
Stock Options, Exercisable	1,779,218		1,803,298		1,842,508
Stock Options, Weighted Average Strike Price, Beginning of the period	$ 38.92		$ 37.61		$ 35.61
Stock Options, Weighted Average Strike Price, Granted	$ 33.15		$ 33.63		$ 20.72
Stock Options, Weighted Average Strike Price, Exercised	$ 17.20		$ 14.95		$ 11.84
Stock Options, Weighted Average Strike Price, Forfeited or canceled	$ 46.01		$ 51.46		$ 34.57
Stock Options, Weighted Average Strike Price, End of the period	$ 38.83		$ 38.92		$ 37.61
Stock Options, Weighted Average Strike Price, Exercisable	$ 39.93		$ 39.63		$ 37.15
Stock Options, Remaining Contractual Term, End of the Period, years	2.7	[1]	3.3	[1]	3.9	[1]
Stock Options, Remaining Contractual Term, Exercisable, Years	2.3	[1]	3.0	[1]	3.7	[1]
Stock Options, Intrinsic Value, End of the Period	$ 3,809	[2]	$ 8,028	[2]	$ 8,959	[2]
Stock Options, Intrinsic Value, Exercisable	$ 3,558	[2]	$ 7,368	[2]	$ 8,382	[2]
Stock Options, Vested or expected to vest	2,058,850
Stock Options, Weighted Average Strike Prices, Vested or expected to vest	$ 38.85

[1]	Represents the weighted average contractual remaining life in years.
[2]	Aggregate intrinsic value represents the total pretax intrinsic value (i.e., the difference between the Company's average of the high and low stock price at year end and the option exercise price, multiplied by the number of shares) that would have been received by the option holders if they had exercised their options on the last day of the year. Options with exercise prices above the year end stock price are excluded from the calculation of intrinsic value. This amount will change based on the fair market value of the Company's stock.